Commitments and Contingencies - Management Fees (Table) (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Management Fees for the year ending
2017	$ 6,162
2018	6,347
2019	6,537
2020	6,752
Total	$ 25,798